Leases - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jan. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Lease liabilities	$ 12,394	$ 7,600	$ 7,661	$ 6,899	$ 8,023